ACCRUED SEVERANCE PAY, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Costs	$ 1,632	$ 1,383	$ 911